Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Gross [Abstract]
Cost of Properties and Equipment by Segment Table
The following summarizes properties and equipment at December 31:

millions	2018	2017
Exploration and Production (1)	$52,796	$50,221
WES Midstream	11,259	8,980
Other	2,465	2,357
Gross properties and equipment	$66,520	$61,558
Less accumulated DD&A	37,905	34,107
Net properties and equipment	$28,615	$27,451

(1)	Includes costs associated with unproved properties of $1.7 billion at December 31, 2018, and $2.4 billion at December 31, 2017.